Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Consolidated Statement of Comprehensive Income [Abstract]
Net Income	$ 5,908		$ 7,657		$ 8,465
Other comprehensive income (loss):
Investment securities available for sale: Unrealized holding gains (losses)	656		5,820		(7,299)
Investment securities available for sale: Tax effect	(217)		(1,984)		2,481
Reclassification of gains from sale of securities	(626)		(1,170)		(881)
Reclassification of gains from sale of securities: Tax effect	213		398		300
Other comprehensive income (loss), net of tax amount	26	[1]	3,064	[1]	(5,399)
Comprehensive Income	$ 5,934		$ 10,721		$ 3,066

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.